Marketable Securities (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fish Lake Property [Member]
Common shares received, shares		7,050,000
Common shares received, amount	$ 126,697	$ 126,697
North Big Smoky Property [Member]
Common shares received, shares		7,050,000
Common shares received, amount		$ 126,697